GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds
Class A, Class B, Class C, Institutional
and Service Shares (as applicable), of the
Goldman Sachs Asia Equity Fund
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Emerging Markets Equity Fund

Supplement dated December 17, 2010 to the
Prospectus dated February 26, 2010

Goldman Sachs Fundamental Emerging Markets Equity Funds
Class IR Shares of the
Goldman Sachs BRIC Fund (Brazil, Russia, India, China)
Goldman Sachs Emerging Markets Equity Fund

Supplement dated December 17, 2010 to the
Prospectus dated August 31, 2010

Effective December 31, 2010, Eileen Rominger will be retiring from Goldman Sachs Asset Management, L.P. Effective December 31, 2010, all references to Ms. Rominger are removed from each Prospectus in their entirety.

This Supplement should be retained with your Prospectus for future reference.

EMEPMSTK 12-10